                                                                               .
                                                                               .
                                                                               .

                                  Prospectus Supplement dated Jan. 9, 2009*
                                                                   ------------------------------------------
                                                                                  PRODUCT FORM #
                                                                   ------------------------------------------
  PRODUCT NAME                                                       NATIONAL              NEW YORK
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE(R) VARIABLE             S-6503 F (5/08)       S-6504 F (5/08
  ANNUITY/RIVERSOURCE RETIREMENT ADVISOR 4 SELECT(R) VARIABLE
  ANNUITY/RIVERSOURCE RETIREMENT ADVISOR 4 ACCESS(R) VARIABLE
  ANNUITY
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS(R) VARIABLE          S-6273 L (5/08)       S-6362 H (5/08)
  ANNUITY/RIVERSOURCE RETIREMENT ADVISOR SELECT PLUS(R) VARIABLE
  ANNUITY
-------------------------------------------------------------------------------------------------------------


THE INFORMATION IN THIS SUPPLEMENT IS EFFECTIVE ON JAN. 26, 2009.

This information in this supplement updates and amends certain information contained in your current variable annuity product prospectus. Please read it carefully and keep it with your variable annuity contract product prospectus.

EFFECTIVE JAN. 26, 2009, NO ADDITIONAL PURCHASE PAYMENTS ARE ALLOWED FOR CONTRACTS WITH THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT (WITHDRAWAL BENEFIT) RIDER, ENHANCED WITHDRAWAL BENEFIT RIDER, GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R) RIDER, OR SECURESOURCE(SM) RIDERS, SUBJECT TO STATE RESTRICTIONS.

FOR CONTRACTS ISSUED IN ALL STATES EXCEPT THOSE LISTED BELOW, CERTAIN EXCEPTIONS APPLY AND THE FOLLOWING ADDITIONAL PURCHASE PAYMENTS WILL BE ALLOWED ON/AFTER JAN. 26, 2009:

          a. Tax Free Exchanges and transfers listed on the annuity application and received within 180 days from the contract issue date

          b. Current tax year contributions for Tax Sheltered Annuities (TSAs) under Section 403(b) of the Internal Revenue Code of 1986 (the
             Code) up to the annual limit set by the Internal Revenue Service
             (IRS)

          c. Prior and current tax year contributions up to a cumulative annual maximum of $6,000(1) for any Qualified Accounts except TSAs. This maximum applies to Individual Retirement Accounts (IRAs), Roth IRAs, and Simplified Employee Pension IRA (SEP) plans

(1) The maximum amount is subject to change in later years and is based on the limit set by the IRS for individual IRAs (including the catch-up provision).

FOR CONTRACTS ISSUED IN FLORIDA, NEW JERSEY, NEW YORK, AND OREGON:

For contracts with Guarantor Withdrawal Benefit for Life rider or SecureSource riders issued in Florida, New Jersey, and Oregon, additional purchase payments to your variable annuity contract will be limited to $100,000 for the life of your contract. For contracts with Guaranteed Minumum Withdrawal Benefit rider, Enhanced Withdrawal Benefit rider, Guarantor Withdrawal Benefit for Life rider, or SecureSource riders issued in New York, additional purchase payments to your variable annuity contract will be limited to $100,000 for the life of your contract. In all states, the limit does not apply to Tax Free Exchanges and transfers listed on the annuity application and received within 180 days from the contract issue date.

We reserve the right to change these current rules any time, subject to state restrictions.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

--------------------------------------------------------------------------------
S-6504-9 A (1/09)

* Valid until next prospectus update